Finance costs/ income (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finance costs
Interest and similar expenses	€ 23	€ 10
Foreign exchange variances		667
Finance costs	23	677
Finance income
Foreign exchange variances	2,392
Interest receivable and similar income		2
Fair value gain on short-term investments	47
Other finance income	274
Finance income	€ 2,713	€ 2